STOCKHOLDERS’ EQUITY - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	$ 1,399,364	$ 1,386,664
Total other comprehensive income (loss)	20,507	(13,739)
Equity at end of period	1,445,138	1,412,157
Interest expense	17,182	17,948
Cost of sales	1,917,211	1,926,697
Fair Value of Derivatives
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	22,126	24,403
Other comprehensive income (loss) attributable to Dole plc before reclassifications	(11,154)	12,355
Income tax effect of amounts in other comprehensive income (loss) attributable to Dole plc before reclassifications	2,652	(2,216)
Gross amounts reclassified from accumulated other comprehensive loss	(4,936)	(7,156)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	1,438	2,264
Total other comprehensive income (loss)	(12,000)	5,247
Equity at end of period	10,126	29,650
Fair Value of Derivatives | Reclassification out of Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Gross amounts reclassified from accumulated other comprehensive loss	(4,936)	(7,156)
Interest expense	(745)	701
Cost of sales	4,191	7,857
Pension & Other Postretirement Benefits
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(59,815)	(48,229)
Other comprehensive income (loss) attributable to Dole plc before reclassifications	0	0
Income tax effect of amounts in other comprehensive income (loss) attributable to Dole plc before reclassifications	0	0
Gross amounts reclassified from accumulated other comprehensive loss	0	0
Income tax effect of amounts reclassified from accumulated other comprehensive loss	0	0
Total other comprehensive income (loss)	0	0
Equity at end of period	(59,815)	(48,229)
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(128,491)	(86,965)
Other comprehensive income (loss) attributable to Dole plc before reclassifications	29,516	(16,580)
Income tax effect of amounts in other comprehensive income (loss) attributable to Dole plc before reclassifications	0	0
Gross amounts reclassified from accumulated other comprehensive loss	0	0
Income tax effect of amounts reclassified from accumulated other comprehensive loss	0	0
Total other comprehensive income (loss)	29,516	(16,580)
Equity at end of period	(98,975)	(103,545)
Accumulated Other Comprehensive Loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(166,180)	(110,791)
Other comprehensive income (loss) attributable to Dole plc before reclassifications	18,362	(4,225)
Income tax effect of amounts in other comprehensive income (loss) attributable to Dole plc before reclassifications	2,652	(2,216)
Gross amounts reclassified from accumulated other comprehensive loss	(4,936)	(7,156)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	1,438	2,264
Total other comprehensive income (loss)	17,516	(11,333)
Equity at end of period	$ (148,664)	$ (122,124)